Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Distributor	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for doubtful accounts	$ 0	$ 500
Number of international distributors | Distributor	1
Impairment of inventory	$ 53	0
Impairment of Long-Lived Assets Held-for-use	1,200
Lease right-of-use assets	521	1,077
Operating lease liability	$ 1,002
Revenue, performance obligation, description of timing	When Obalon enters into contracts with multiple performance obligations, such obligations are generally satisfied within a short time frame of approximately three to six months after the contract execution date.
Description of product warranty	Obalon warranties its products to be of good quality and free from defects in design, materials, or workmanship for approximately one year from the date of purchase.
Advertising expense	$ 100	$ 800
Accounting Standards Update 2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease right-of-use assets			$ 1,200
Operating lease liability			$ 1,300